Other Current and Other Non-Current Assets	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Current And Noncurrent Assets Abstract
OTHER CURRENT AND OTHER NON-CURRENT ASSETS
9.	OTHER CURRENT AND OTHER NON-CURRENT ASSETS

	As of December 31,
	2022	2021
Input VAT and other taxes receivable	$293,429	$125,981
Prepayments – office and warehouse rental	780,279	807,172
Prepayments - insurance	106,167	110,408
Prepayments - others	91,926	92,234
Uniforms	24,699	19,963
Tools and supplies	155,642	81,343
Deferred costs	219,782	38,880
Cash advances to employees	71,084	-
Other current assets	$1,743,008	$1,275,981

Deposits	$437,602	$296,986
Deferred costs	9,720	48,600
Other non-current assets	$447,322	$345,586